Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and deposits in banks	$ 2,723,282	$ 1,982,942
Cash items in process of collection	812,524	843,816
Financial assets for trading at fair value through profit and loss	10,217,794	11,827,006
Financial derivative contracts	10,119,486	11,672,960
Debt financial instruments	98,308	154,046
Financial assets at fair value through other comprehensive income	4,641,282	6,023,039
Debt financial instrument	4,536,025	5,880,733
Other financial instruments	105,257	142,306
Financial derivative contracts for hedge accounting	605,529	477,762
Financial assets at amortised cost	47,838,790	42,443,725
Debt financial instruments	8,176,895	4,867,591
Interbank loans	68,438	32,990
Loans and account receivable from customers	39,593,457	37,543,144
Investments in associates and other companies	55,284	46,586
Intangible assets	97,551	107,789
Property, plant, and equipment	251,823	238,095
Right of use assets	100,449	133,795
Current taxes	93,604	36,514
Deferred taxes	553,475	641,254
Other assets	3,046,607	3,579,345
Non-current assets and disposal groups for sale	51,445	40,358
TOTAL ASSETS	71,089,439	68,422,026
LIABILITIES
Cash items in process of being cleared	775,082	746,872
Financial liabilities for trading at fair value through profit and loss	9,521,575	11,319,320
Financial derivative contracts	9,521,575	11,319,320
Financial derivative contracts for accounting hedges	2,466,767	2,788,794
Financial liabilities at amortised cost	48,622,169	43,704,024
Deposits and other demand liabilities	13,537,826	14,086,226
Time deposits and other time liabilities	16,137,942	12,978,790
Obligations under repurchase agreements	282,584	315,355
Interbank borrowings	10,366,499	8,864,765
Issued debt instruments	8,001,045	7,165,893
Other financial liabilities	296,273	292,995
Lease liabilities	104,516	137,089
Regulatory capital financial instruments	1,813,938	1,733,869
Provisions	283,971	461,022
Current taxes	257,336	148,680
Deferred taxes	217,936	376,727
Other liabilities	1,683,654	2,041,682
TOTAL LIABILITIES	65,746,944	63,458,079
EQUITY
Attributable to the shareholders of the Bank:	5,217,760	4,854,383
Capital	891,303	891,303
Reserves	3,160,610	2,860,541
Valuation adjustments	(5,242)	(167,147)
Others equity instruments issued other than capital	608,721	590,247
Retained earnings	537,461	679,439
Retained earnings from prior years	131,862	124,846
Income for the year	579,427	792,276
Minus: Provision for mandatory dividends	(148,921)	(237,683)
Non-controlling interest	124,735	109,564
TOTAL EQUITY	5,342,495	4,963,947
TOTAL LIABILITIES AND EQUITY	$ 71,089,439	$ 68,422,026